Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
(a) Inventories (current)
Goods in transit	$ 85	$ 41
Finished stocks	135	93
Warehouse stores and materials	457	476
Carbon credits	7	6
Current inventories	684	616
(b) Inventories (non-current)
Warehouse stores and materials	18	3
Carbon credits	195	117
Non-current inventories	$ 213	$ 120